CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details)	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares	Jun. 26, 2020 $ / shares	May 21, 2020 $ / shares	Dec. 26, 2019 shares
Class A ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62	$ 0.0925	$ 0.0925
Ordinary shares, shares authorized	150,000,000	150,000,000		150,000,000	150,000,000
Ordinary shares, shares issued	29,700,718	26,868,391
Ordinary shares, shares outstanding	29,700,718	26,868,391						4,611,720
Class A ordinary shares | RECON TECHNOLOGY, LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0925	$ 0.0925
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	27,180,718	26,868,391
Ordinary shares, shares outstanding	27,180,718	26,868,391
Class B ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0925	$ 0.0925		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000	20,000,000
Ordinary shares, shares issued	4,100,000	0
Ordinary shares, shares outstanding	4,100,000	0
Class B ordinary shares | RECON TECHNOLOGY, LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0925	$ 0.0925
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	2,500,000	0
Ordinary shares, shares outstanding	2,500,000	0